Fees Summary	Sep. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 996,720,000.00
Previously Paid Amount	0.00
Total Fee Amount	152,597.83
Total Offset Amount	0.00
Net Fee	152,597.83
Narrative - Max Aggregate Offering Price	$ 996,720,000.00
Final Prospectus	true